Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Changes in Equity Interest Held (Detail) - Regeneron Pharmaceuticals, Inc. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Carrying amount	€ 3,055	€ 2,496	€ 2,550
Equity interest	21.70%	22.20%	22.10%
Acquisitions of shares		€ 184	€ 115
Disposals of shares	€ 24